Stockholders' Equity and Stock-based Compensation (Details) - Schedule of options activity - Options and RSAs Under Stock Plans [Member] - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Stockholders' Equity and Stock-based Compensation (Details) - Schedule of options activity [Line Items]
Shares Available for Option Grants Under Plan, Outstanding beginning balance	19,325,958	8,657,568
Options Outstanding Under Plan, Outstanding beginning balance	9,500,000	24,598,969
Non-Plan Options, Outstanding beginning balance		545,454
Total Options, Outstanding ending balance	9,500,000	25,144,423
Weighted- Average Exercise Price Per Share, Vested exercised, beginning balance (in Dollars per share)		$ 0.04
Weighted- Average Remaining Contractual Term (in years), beginning balance	9 years 4 months 28 days
Aggregate Intrinsic Value, Exercisable, beginning balance (in Dollars)	$ 375,000
Shares Available for Option Grants Under Plan, Authorized for issuance	4,430,579	13,250,000
Options Outstanding Under Plan, Authorized for issuance
Non-Plan Options, Authorized for issuance
Total Options, Authorized for issuance
Weighted- Average Exercise Price Per Share, Authorized for issuance (in Dollars per share)
Shares Available for Option Grants Under Plan, Granted	(15,098,969)	(15,137,861)
Options Outstanding Under Plan, Granted	15,098,969	15,137,861
Non-Plan Options, Granted	545,454
Total Options, Granted	15,644,423	15,137,861
Weighted- Average Exercise Price Per Share, Granted (in Dollars per share)	$ 0.06	$ 0.07
Shares Available for Option Grants Under Plan, Vested exercised,
Options Outstanding Under Plan, Vested exercised		(2,904,347)
Non-Plan Options, Vested exercised
Total Options, Vested exercised		(2,904,347)
Weighted- Average Exercise Price Per Share, Vested exercised (in Dollars per share)		$ 0.03
Shares Available for Option Grants Under Plan, Forfeitures		7,474,197
Options Outstanding Under Plan, Forfeitures		(7,474,197)
Non-Plan Options, Forfeitures
Total Options, Forfeitures		(7,474,197)
Weighted- Average Exercise Price Per Share, Forfeitures (in Dollars per share)		$ 0.06
Shares Available for Option Grants Under Plan, ending balance	8,657,568	14,243,904
Options Outstanding Under Plan, ending balance	24,598,969	29,358,286
Non-Plan Options, Outstanding ending balance	545,454	545,454
Total Options, Outstanding ending balance	25,144,423	29,903,740
Weighted- Average Exercise Price Per Share, ending balance (in Dollars per share)	$ 0.04	$ 0.05
Weighted- Average Remaining Contractual Term (in years), ending balance	9 years 1 month 13 days	8 years 5 months 26 days
Aggregate Intrinsic Value, ending balance (in Dollars)	$ 681,779	$ 130,563,848
Total Options, Exercisable		12,697,969
Weighted- Average Exercise Price Per Share, Exercisable (in Dollars per share)		$ 0.04
Weighted- Average Remaining Contractual Term (in years), Exercisable		8 years 1 month 2 days
Aggregate Intrinsic Value, Exercisable (in Dollars)		$ 55,573,549
Total Options, Vested and expected to vest		29,903,740
Weighted- Average Exercise Price Per Share, Vested and expected to vest		0.05
Weighted- Average Remaining Contractual Term (in years), Vested and expected to vest		8 years 5 months 26 days
Aggregate Intrinsic Value, Vested and expected to vest (in Dollars)		$ 130,563,848